UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $137,517 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAG PHARMACEUTICALS INC       COM              00163U106    36993   846900 SH       SOLE                   846900
AON CORP                       COM              037389103     3255    80000 SH       SOLE                    80000
APPLE INC                      COM              037833100      472      200 SH  CALL SOLE                      200
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     6930   120000 SH       SOLE                   120000
CAPITALSOURCE INC              COM              14055X102     6975  1607212 SH       SOLE                  1607212
CAPITALSOURCE INC              DBCV 4.000% 7/1  14055XAE2     9391 11000000 SH       SOLE                 11000000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     2952  3473000 SH       SOLE                  3473000
CITIGROUP INC                  COM              172967101     1210    20000 SH  CALL SOLE                    20000
DENDREON CORP                  COM              24823Q107     4199   150000 SH       SOLE                   150000
DYNEGY INC DEL                 CL A             26817G102        0     8000 SH  CALL SOLE                     8000
EMDEON INC                     CL A             29084T104      178    11000 SH       SOLE                    11000
EXPRESS SCRIPTS INC            COM              302182100      420     1000 SH  PUT  SOLE                     1000
IMPAX LABORATORIES INC         COM              45256B101     1678   192000 SH       SOLE                   192000
ISHARES TR INDEX               DJ US REAL EST   464287739      930     4000 SH  PUT  SOLE                     4000
ISHARES TR INDEX               BARCLYS 20+ YR   464287432     1300     5000 SH  PUT  SOLE                     5000
ISHARES TR INDEX               RUSSELL 2000     464287655      962     5500 SH  PUT  SOLE                     5500
M & F WORLDWIDE CORP           COM              552541104     2834   140000 SH       SOLE                   140000
MASTERCARD INC                 CL A             57636Q104      880     1000 SH  CALL SOLE                     1000
ONYX PHARMACEUTICALS INC       COM              683399109      170     1000 SH  CALL SOLE                     1000
PPL CORP                       COM              69351T106     4248   140000 SH       SOLE                        0
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     1000     5000 SH  CALL SOLE                     5000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100    30400  2000000 SH       SOLE                        0
SAVIENT PHARMACEUTICALS INC    COM              80517Q100      788    51841 SH       SOLE                    51841
SAVIENT PHARMACEUTICALS INC    COM WTS          80517Q100    11142  1462714 SH       SOLE                  1462714
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      115     2500 SH  PUT  SOLE                     2500
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     1001    16500 SH  PUT  SOLE                    16500
SPDR TR                        UNIT SER 1       78462F103     1638    10000 SH  PUT  SOLE                    10000
URANIUM ENERGY CORP            COM WTS          916896103      876   647500 SH       SOLE                   647500
VERIZON COMMUNICATIONS INC     COM              92343V104     3632   120000 SH       SOLE                   120000
WELLCARE HEALTH PLANS INC      COM              94946T106      398     1500 SH  CALL SOLE                     1500
YAMANA GOLD INC                COM              98462Y100      550     5000 SH  CALL SOLE                     5000